GOODWILL (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the year	$ 502	$ 79
Acquisitions through business combinations	815	431
Foreign currency translation and other	(16)	(8)
Balance at end of the year	$ 1,301	$ 502